As filed with the Securities and Exchange
Commission on May 24, 2006                          1933 Act File No. 333-126293
                                                     1940 Act File No. 811-21779


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]
                          POST-EFFECTIVE AMENDMENT NO.6                    [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                                 AMENDMENT NO.8                            [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                              JOHN HANCOCK FUNDS II

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844

                                 JOHN J. DANELLO
                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

                               MARK P. GOSHKO, ESQ
                             KIRKPATRICK & LOCKHART
                              NICHOLSON GRAHAM LLP
                               ONE LINCOLN STREET
                                BOSTON, MA 02111

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              JOHN HANCOCK FUNDS II
                     STATEMENT OF INCORPORATION BY REFERENCE

This Amendment to the Registration Statement of the John Hancock Funds II (the "Trust") on Form N-1A (File No. 333-126293) is being filed to register Class A, Class B, Class C and Class I shares of the Quantitative All Cap Fund, a series of the Trust.

This Amendment does not affect the following prospectuses and Statements of Additional Information and any supplements thereto, each of which is incorporated herein by reference to the noted filing: (i) the prospectus dated
October 17, 2005 for Class 1 and 3 shares of certain funds of the Trust, as filed on Form N-1A on October 13, 2005 (ii) the prospectus dated October 17, 2005, for Class NAV shares of certain funds of the Trust; (iii) the prospectus dated October 17, 2005, for Class 1 shares of certain funds of the Trust (iv) the prospectus dated October 17, 2005, for Class A, Class B, and Class C shares of the Lifestyle Portfolios; (v) the prospectus dated October 17, 2005, for Class R3, R4, R5 and Class 5 shares of the Lifestyle Portfolios; (vi) the prospectus for Class 1 and 3 shares of the Lifestyle Portfolios, as filed on Form N-1A on October 13, 2005; (vii) the prospectus dated October 17, 2005, for Class 1 shares of the Lifestyle Portfolios; (viii) the prospectus dated April 28, 2006, for Class A, Class B, and Class C shares of the Absolute Return Portfolio; (ix) the prospectus dated April 28, 2006, for Class R3, R4 and R5 shares of the Absolute Return Portfolio; (x) the prospectus for dated April 28, 2006 for Class 1 and 3 shares of the Absolute Return Portfolio; (xi) the prospectus dated April 28, 2006, for Class 1 and 3 shares for five (5) additional funds to the Trust; (xii) the prospectus dated April 28, 2006, for Class 1 shares for five (5) additional funds to the Trust; (xiii) the prospectus dated April 28, 2006, for Class NAV shares for five (5) additional funds to the Trust; (xiv) the Statement of Additional Information dated October 17, 2005;
(xv) the Statement of Additional Information dated April 28, 2006.

  [LOGO] John Hancock
------------------------
   JOHN HANCOCK FUNDS




                                 John Hancock Funds II Quantitative All Cap Fund
--------------------------------------------------------------------------------
                                             CLASS A, CLASS B AND CLASS C SHARES















--------------------------------------------------------------------------------
Prospectus
7.24.2006







--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
----------------------------------------------------------------------------------------
        QUANTITATIVE ALL CAP FUND                                                      4
        --------------------------------------------------------------------------------

        YOUR ACCOUNT
        --------------------------------------------------------------------------------
        Choosing a share class                                                         6
        How sales charges are calculated                                               7
        Sales charge reductions and waivers                                            7
        Opening an account                                                             9
        Buying shares                                                                 10
        Selling shares                                                                11
        Transaction policies                                                          13
        Dividends and account policies                                                15
        Additional investor services                                                  16

        FUND DETAILS
        --------------------------------------------------------------------------------
        Business structure                                                            17
        Management biographies                                                        19


        FOR MORE INFORMATION                                                  BACK COVER
        --------------------------------------------------------------------------------

Quantitative All Cap Fund

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal circumstances, primarily in equity securities of U.S. companies. The fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

MFC Global Investment Management (U.S.A.) Limited (MFC Global U.S.A.), the fund's subadviser, ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data.) The subadviser will then use fundamental analysis to identify large-, mid- and small-cap companies with strong industry positions, leading market shares, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the fund's portfolio.

The fund may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The fund may also invest to a limited extent in fixed-income securities, including money market instruments.

The fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the fund and as permitted by applicable securities legislation: buying futures and S&P Depository Receipts. Such use would include the hedging of significant cash flows into or out of the portfolio.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information (SAI).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.


--------------------------------------------------------------------------------
[GRAPHIC]

PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year-to-year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

[GRAPHIC]

MAIN RISKS

Stock markets are volatile, and the price of equity securities, such as common and preferred stocks (and their equivalents), will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

Fixed-income securities or bonds are subject to credit risk and interest-rate risk. The credit rating of bonds in the fund's portfolio could be downgraded, or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small-cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Investments in the fund are not bank deposits and are not issued or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.


--------------------------------------------------------------------------------
[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

-----------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                            Class A         Class B         Class C
-----------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases
as a % of purchase price                                        5.00%           none            none
-----------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                                         none(2)         5.00%           1.00%
-----------------------------------------------------------------------------------------------------------
Annual operating expenses                                      Class A         Class B         Class C
-----------------------------------------------------------------------------------------------------------
Management fee                                                  0.71%           0.71%           0.71%
-----------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                           0.30%           1.00%           1.00%
-----------------------------------------------------------------------------------------------------------
Other expenses                                                  0.88%           0.88%           0.88%
-----------------------------------------------------------------------------------------------------------
Total fund operating expenses                                   1.89%           2.59%           2.59%
-----------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 7/31/07)      0.59%           0.59%           0.59%
-----------------------------------------------------------------------------------------------------------
Net annual operating expenses                                   1.30%           2.00%           2.00%
-----------------------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through August 31, 2007) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the fund's actual expenses and returns, either past or future.

-----------------------------------------------------------------------------------------
Expenses                        Year 1          Year 3          Year 5          Year 10
-----------------------------------------------------------------------------------------
Class A                         $626            $1,010          $1,418          $2,555
-----------------------------------------------------------------------------------------
Class B with redemption         703             1,049           1,523           2,710
-----------------------------------------------------------------------------------------
Class B without redemption      203             749             1,323           2,710
-----------------------------------------------------------------------------------------
Class C with redemption         303             749             1,323           2,881
-----------------------------------------------------------------------------------------
Class C without redemption      203             749             1,323           2,881
-----------------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

--------------------------------------------------------------------------------
SUBADVISER

MFC Global (U.S.A.)

PORTFOLIO MANAGERS

Chris Hensen

Brett Hryb

Harpreet Singh

Managers share investment strategy and decisions. Each has managed the fund since inception.

See page 19 for management biographies.

FUND CODES
Class A         Ticker          --
                CUSIP           XXXXX
                Newspaper       --
                SEC number      811-21779
                JH fund number  XX

Class B         Ticker          --
                CUSIP           XXXXX
                Newspaper       --
                SEC number      811-21779
                JH fund number  XXX

Class C         Ticker          --
                CUSIP           XXXXX
                Newspaper       --
                SEC number      811-21779
                JH fund number  XXX

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o A front-end sales charge, as described on the following page.

o Distribution and service (12b-1) fees of 0.30%.
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
o No front-end sales charge; all your money goes to work for you right away.

o Distribution and service (12b-1) fees of 1.00%.

o A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
o No front-end sales charge; all your money goes to work for you right away.

o Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The retirement plan types listed below not currently invested in Class A, Class B and Class C of John Hancock Funds shares are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such plans are: retirement plans ("Retirement Plans") including pension, profit-sharing and other plans ("plans") qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock Funds Class R shares. Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) accounts and other individual retirement accounts.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. John Hancock Signature Services, Inc. ("Signature Services"), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see "Sales Charge Reductions and Waivers" below).

For estimated expenses of each share class, see the fund information earlier in this prospectus.

Because 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries
Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o directly, by the payment of sales commissions, if any;

o indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. John Hancock Funds, LLC, the fund's distributor, agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the funds, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor's revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.


The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for funds. If your intermediary provides these services, the investment adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the funds.


6  YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

------------------------------------------------------------------------------------
Class A sales charges
------------------------------------------------------------------------------------
                                                     As a % of      As a % of your
Your investment                                 offering price*         investment
------------------------------------------------------------------------------------
Up to $49,999                                            5.00%              5.26%
------------------------------------------------------------------------------------
$50,000 - $99,999                                        4.50%              4.71%
------------------------------------------------------------------------------------
$100,000 - $249,999                                      3.50%              3.63%
------------------------------------------------------------------------------------
$250,000 - $499,999                                      2.50%              2.56%
------------------------------------------------------------------------------------
$500,000 - $999,999                                      2.00%              2.04%
------------------------------------------------------------------------------------
$1,000,000 and over                                  See below
------------------------------------------------------------------------------------

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund's Web site at www.jhfunds.com. You may also consult your broker or financial representative or refer to the section entitled "Initial Sales Charge on Class A Shares" in the fund's SAI. You may request an SAI from your broker or financial representative, access the fund's Web site at www.jhfunds.com or call John Hancock Signature Services, Inc. (Signature Services), the fund's transfer agent, at 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

------------------------------------------------------------------------
Class A deferred charges on $1 million+ investments
------------------------------------------------------------------------
                                                        CDSC on shares
Your investment                                             being sold
------------------------------------------------------------------------
First $1M - $4,999,999                                          1.00%
------------------------------------------------------------------------
Next $1 - $5M above that                                        0.50%
------------------------------------------------------------------------
Next $1 or more above that                                      0.25%
------------------------------------------------------------------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

------------------------------------------------------------------------
Class B deferred charges
------------------------------------------------------------------------
                                                      CDSC on shares
Years after purchase                                      being sold
------------------------------------------------------------------------
1st year                                                        5.00%
------------------------------------------------------------------------
2nd year                                                        4.00%
------------------------------------------------------------------------
3rd or 4th year                                                 3.00%
------------------------------------------------------------------------
5th year                                                        2.00%
------------------------------------------------------------------------
6th year                                                        1.00%
------------------------------------------------------------------------
After 6th year                                                  none

------------------------------------------------------------------------
Class C deferred charges
------------------------------------------------------------------------
Years after purchase                                            CDSC
------------------------------------------------------------------------
1st year                                                        1.00%
------------------------------------------------------------------------
After 1st year                                                  none
------------------------------------------------------------------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.



                                                                 YOUR ACCOUNT  7

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations, as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

o Combination Privilege -- lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o    to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM)programs

o redemptions pursuant to the fund's right to liquidate an account less than $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o    to make certain distributions from a retirement plan

o    because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to an IRA

o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)

o certain retirement plans participating in Merrill Lynch or PruSolutions(SM)programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)



8  YOUR ACCOUNT

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     o    non-retirement account: $1,000

     o    retirement account: $500

     o    group investments: $250

     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

     o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with the Distributor

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

6 Important information about opening a new account To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth and other information that will allow Signature Services to identify you. You may also be asked to provide information that may help to establish your identity.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.



                                                                 YOUR ACCOUNT  9

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

                   Opening an account                                       Adding to an account
-----------------------------------------------------------------------------------------------------------------------------------
By check
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]          o    Make out a check for the investment amount,         o    Make out a check for the investment amount,
                        payable to "John Hancock Signature Services, Inc."       payable to "John Hancock Signature Services, Inc."

                   o    Deliver the check and your completed application    o    Fill out the detachable investment slip from an
                        to your financial representative, or mail them to        account statement. If no slip is available,
                        Signature Services (address below).                      include a note specifying the fund name, your
                                                                                 share class, your account number and the name(s)
                                                                                 in which the account is registered.

                                                                            o    Deliver the check and your investment slip or note
                                                                                 to your financial representative, or mail them to
                                                                                 Signature Services (address below).

-----------------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]          o    Call your financial representative or Signature     o    Log on to www.jhfunds.com to process exchanges
                        Services to request an exchange.                         between funds.

                                                                            o    Call EASI-Line for automated service 24 hours a day
                                                                                 using your touch-tone phone at 1-800-338-8080.

                                                                            o    Call your financial representative or Signature
                                                                                 Services to request an exchange.

-----------------------------------------------------------------------------------------------------------------------------------
By wire
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]          o    Deliver your completed application to your          o    Obtain wiring instructions by calling Signature
                        financial representative, or mail it to Signature        Services at 1-800-225-5291.
                        Services.
                                                                            o    Instruct your bank to wire the amount of your
                   o    Obtain your account number by calling your               investment.
                        financial representative or Signature Services.
                                                                            Specify the fund name, the share class, your account
                   o    Obtain wiring instructions by calling Signature     number and the name(s) in which the account is
                        Services at 1-800-225-5291.                         registered. Your bank may charge a fee to wire funds.

                   Specify the fund name, the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

-----------------------------------------------------------------------------------------------------------------------------------
By Internet
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]          o    See "By exchange" and "By wire."                    o    Verify that your bank or credit union is a member
                                                                                 of the Automated Clearing House (ACH) system.

                                                                            o    Complete the "Bank Information" section on your
                                                                                 account application.

                                                                            o    Log on to www.jhfunds.com to initiate purchases
                                                                                 using your authorized bank account.


-----------------------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]          o    See "By exchange" and "By wire."                    o    Verify that your bank or credit union is a member
                                                                                 of the Automated Clearing House (ACH) system.

                                                                            o    Complete the "Bank Information" section on your
                                                                                 account application.

----------------------------------------------------------                  o    Call EASI-Line for automated service 24 hours a day
Address:                                                                         using your touch-tone phone at 1-800-338-8080.
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000                                              o    Call your financial representative or call
Boston, MA 02217-1000                                                            Signature Services between 8 A.M. and 7 P.M.
                                                                                 Eastern Time on most business days.
Phone Number: 1-800-225-5291
                                                                            To open or add to an account using the MMAP, see
Or contact your financial representative for instructions                   "Additional Investor Services."
and assistance.
----------------------------------------------------------



10  YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

                                                                            To sell some or all of your shares
-----------------------------------------------------------------------------------------------------------------------------------
By letter
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]          o    Accounts of any type.                               o    Write a letter of instruction or complete a stock
                                                                                 power indicating the fund name, your share class,
                   o    Sales of any amount.                                     your account number, the name(s) in which the
                                                                                 account is registered and the dollar value or
                                                                                 number of shares you wish to sell.

                                                                            o    Include all signatures and any additional
                                                                                 documents that may be required (see next page).

                                                                            o    Mail the materials to Signature Services.

                                                                            o    A check will be mailed to the name(s) and address
                                                                                 in which the account is registered, or otherwise
                                                                                 according to your letter of instruction.

-----------------------------------------------------------------------------------------------------------------------------------
By Internet
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]          o    Most accounts.                                      o    Log on to www.jhfunds.com to initiate redemptions
                                                                                 from your funds.
                   o    Sales of up to $100,000.

-----------------------------------------------------------------------------------------------------------------------------------
By phone
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]          o    Most accounts.                                      o    Call EASI-Line for automated service 24 hours a
                                                                                 day using your touch-tone phone at 1-800-338-8080.
                   o    Sales of up to $100,000.
                                                                            o    Call your financial representative or call
                                                                                 Signature Services between 8 A.M. and 7 P.M.
                                                                                 Eastern Time on most business days.

-----------------------------------------------------------------------------------------------------------------------------------
By wire or electronic transfer (EFT)
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]          o    Requests by letter to sell any amount.              o    To verify that the Internet or telephone
                                                                                 redemption privilege is in place on an account, or
                   o    Requests by Internet or phone to sell up to              to request the form to add it to an existing
                        $100,000.                                                account, call Signature Services.

                                                                            o    Amounts of $1,000 or more will be wired on the
                                                                                 next business day. A $4 fee will be deducted from
                                                                                 your account.

                                                                            o    Amounts of less than $1,000 may be sent by EFT or
                                                                                 by check. Funds from EFT transactions are
                                                                                 generally available by the second business day.
                                                                                 Your bank may charge a fee for this service.

-----------------------------------------------------------------------------------------------------------------------------------
By exchange
-----------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]          o    Accounts of any type.                               o    Obtain a current prospectus for the fund into
                                                                                 which you are exchanging by Internet or by calling
                   o    Sales of any amount.                                     your financial representative or Signature
                                                                                 Services.

                                                                            o    Log on to www.jhfunds.com to process exchanges
                                                                                 between your funds.

                                                                            o    Call EASI-Line for automated service 24 hours a
                                                                                 day using your touch-tone phone at 1-800-338-8080.

                                                                            o    Call your financial representative or Signature
                                                                                 Services to request an exchange.



------------------------------------------------------


To sell shares through a systematic withdrawal plan, see "Additional Investor Services."


------------------------------------------------------



                                                                YOUR ACCOUNT  11

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days.

o you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock).

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

----------------------------------------------------------------------------------------------------------------------
Seller                                                  Requirements for written requests [GRAPHIC]
----------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts       o    Letter of instruction.
(custodial accounts for minors).
                                                        o    On the letter, the signatures and titles of
                                                             all persons authorized to sign for the
                                                             account, exactly as the account is
                                                             registered.

                                                        o    Medallion signature guarantee if applicable
                                                             (see above).

----------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general       o    Letter of instruction.
partner or association accounts.
                                                        o    Corporate business/organization resolution
                                                             certified within the past 12 months or a John
                                                             Hancock Funds business/organization
                                                             certification form.

                                                        o    On the letter and the resolution, the
                                                             signature of the person(s) authorized to sign
                                                             for the account.

                                                        o    Medallion signature guarantee if applicable
                                                             (see above).

----------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                   o    Letter of instruction.

                                                        o    On the letter, the signature(s) of the
                                                             trustee(s).

                                                        o    Copy of the trust document certified within
                                                             the past 12 months or a John Hancock Funds
                                                             trust certification form.

                                                        o    Medallion signature guarantee if applicable
                                                             (see above).

----------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of               o    Letter of instruction signed by surviving
survivorship with a deceased co-tenant(s).                   tenant.

                                                        o    Copy of death certificate.

                                                        o    Medallion signature guarantee if applicable
                                                             (see above).

                                                        o    Inheritance tax waiver (if applicable).

----------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                       o    Letter of instruction signed by executor.

                                                        o    Copy of order appointing executor, certified
                                                             within the past 12 months.

                                                        o    Medallion signature guarantee if applicable
                                                             (see above).

                                                        o    Inheritance tax waiver (if applicable).

----------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other       o    Call 1-800-225-5291 for instructions.
sellers or account types not listed above.

----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
--------------------------------------------------------



12  YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by John Hancock Investment Management Services, LLC (the Adviser), the investment adviser of John Hancock Funds II (the Trust), to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellation within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.



                                                                YOUR ACCOUNT  13

Exchange limitation policies The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the finan-cial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o The fund may invest a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o The fund may invest a material portion of its assets in securities of non-U.S. issuers and may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of shares" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not



14  YOUR ACCOUNT
provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

o    after any changes of name or address of the registered owner(s)

o    in all other circumstances, every quarter

Every year you will also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.



                                                                YOUR ACCOUNT  15

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o    Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o    Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The fund's portfolio securities disclosure policy can be found in the SAI and on the fund's Web site, www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one month lag and is available on the fund's Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.



16  YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Quantitative All Cap Fund is one fund of the Trust. The Board of Trustees of the Trust oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the investment goal of the Quantitative All Cap Fund without shareholder approval.




                                                        ------------------------------
                                                                Shareholders
                                                        ------------------------------
              ---                                                      |
              |                                                        |
              |                                     ------------------------------------------
              |                                         Financial services firms and
              |                                             their representatives
              |
              |                                 ---     Advise current and prospective         ---
              | --------------------            |    shareholders on their fund investments,     |
              | Distribution and                |      often in the context of an overall        |
              | shareholder services            |               financial plan.                  |
              | --------------------            |   ------------------------------------------   |
              |                                 |                                                |
              |        -------------------------------------------          ------------------------------------------------------
              |                 Principal distributor                                         Transfer agent
              |
              |                John Hancock Funds, LLC                            John Hancock Signature Services, Inc.
              |
              |         Markets the funds and distributes shares            Handles shareholder services, including record-keeping
              |        through selling brokers, financial planners             and statements, distribution of dividends and
              |          and other financial representatives.                     processing of buy and sell requests.
              -----    -------------------------------------------          ------------------------------------------------------
                                                |                                               |
                                                ------------------------------------------------
                                                                      |
-----------------------------     ---------------------------------   |  -----------------------------------------
        Subadviser                       Investment adviser           |                 Custodian
                                                                      |                                                         ---
   MFC Global Investment               John Hancock Investment        |  State Street Bank and Trust Company                       |
Management (U.S.A.) Limited           Management Services, LLC        |         2 Avenue de Lafayette                        Asset |
  200 Bloor Street East                 601 Congress Street           |           Boston, MA 02111                      management |
 Toronto, Canada M4W 1E5               Boston, MA 02210-2805          |                                                            |
                                                                      |    Holds the fund's assets, settles all                    |
Provides portfolio management      Manages the fund's business and    |   portfolio trades and collects most of the             ---
        to the fund.                   investment activities.         |  valuation data required for calculating
                                                                      |             each fund's NAV.
-----------------------------     ---------------------------------   |  -----------------------------------------
                                                                      |
                                                                      |
                                                                      |
                                                       ------------------------------
                                                                  Trustees

                                                       Oversee the fund's activities.
                                                       ------------------------------



                                                                YOUR ACCOUNT  17

Investment management John Hancock Investment Management Services, LLC (the Adviser) is the investment adviser to John Hancock Funds II. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Quantitative All Cap Fund.

The Adviser and the subadviser to the Quantitative All Cap Fund are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Management fee The fund pays the investment adviser a management fee at an estimated effective annual rate of 0.71% of the fund's average daily net assets.

The subadviser MFC Global Investment (U.S.A.) Limited (MFC Global U.S.A.) subadvises the Quantitative All Cap Fund. MFC Global is a corporation subject to the laws of Canada and is an indirect wholly owned subsidiary of MFC and is an affiliate of the Adviser. As of March 31, 2006, MFC Global had total assets under management of approximately $XX billion.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Trust is able from time to time to change fund subadvisers or the fees paid to subad-visers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.



18  FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the Quantitative All Cap Fund, including a brief summary of their business careers over the past five years. The fund's SAI includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.


Chris Hensen                              Brett Hryb                                Harpreet Singh
-------------------------------------     --------------------------------------    -------------------------------------
Vice President and a Senior Portfolio     Vice President and a Senior Portfolio     Vice President and Senior Portfolio
Manager of U.S. Equities; joined MFC      Manager of U.S. Equities; joined MFC      Manager of U.S. Equities; joined MFC
Global (U.S.A.) in 1995.                  Global (U.S.A.)  in 1993.                 Global (U.S.A.) in 2000; previously
                                                                                    a quantitative analyst at Standish,
                                                                                    Ayer & Wood Inc.











                                                                FUND DETAILS  19

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Financial highlights are not yet available for the funds of John Hancock Funds II which are newly organized.




















20  FUND DETAILS

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Quantitative All Cap Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.




To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.


Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov





(C)2006 JOHN HANCOCK FUNDS, LLC      30OPN   7/06
--------------------------------------------------------------------------------


[LOGO] John Hancock (R)


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com




-----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
-----------------------------------

        [Logo]
     John Hancock
----------------------
  JOHN HANCOCK FUNDS





John Hancock Funds II Quantitative All Cap Fund

--------------------------------------------------------------------------------

                                                           INSTITUTIONAL CLASS I


















--------------------------------------------------------------------------------


Prospectus

7.24.2006






As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

               QUANTITATIVE ALL CAP FUND                                       4
               -----------------------------------------------------------------


               YOUR ACCOUNT
               -----------------------------------------------------------------
               Who can buy shares                                              6
               Opening an account                                              6
               Buying shares                                                   7
               Selling shares                                                  8
               Transaction policies                                           10
               Dividends and account policies                                 12
               Additional investor services                                   12


               FUND DETAILS
               -----------------------------------------------------------------
               Business structure                                             14
               Management biographies                                         16


               FOR MORE INFORMATION                                   BACK COVER
               -----------------------------------------------------------------

Quantitative All Cap Fund

[Graphic]
GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal circumstances, primarily in equity securities of U.S. companies. The fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

MFC Global Investment Management (U.S.A.) Limited (MFC Global U.S.A.), the fund's subadviser, ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data.) The subadviser will then use fundamental analysis to identify large-, mid- and small-cap companies with strong industry positions, leading market shares, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the fund's portfolio.

The fund may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The fund may also invest to a limited extent in fixed-income securities, including money market instruments.

The fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the fund and as permitted by applicable securities legislation: buying futures and S&P Depository Receipts. Such use would include the hedging of significant cash flows into or out of the portfolio.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information (SAI).

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.


--------------------------------------------------------------------------------

[Graphic]
PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year-to-year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

[Graphic]
MAIN RISKS

Stock markets are volatile, and the price of equity securities, such as common and preferred stocks (and their equivalents), will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small-cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Investments in the fund are not bank deposits and are not issued or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.


--------------------------------------------------------------------------------

[Graphic]
YOUR EXPENSES
Operating expenses are paid from the fund's assets and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                          0.71%
--------------------------------------------------------------------------------
Other expenses                                                          0.78%
--------------------------------------------------------------------------------
Total fund operating expenses                                           1.49%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 7/31/07)              0.59%
--------------------------------------------------------------------------------
Net annual operating expenses                                           0.90%
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (through 7/31/07) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                       Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
Class I                         $92         $413        $757        $1,729

SUBADVISER

MFC Global (U.S.A.)

PORTFOLIO MANAGERS

Chris Hensen

Brett Hryb

Harpreet Singh

Managers share investment strategy and decisions. Each has managed the fund since inception.

See page 16 for management biographies.


FUND CODES
Class I         Ticker            --
                CUSIP             409902459
                Newspaper         --
                SEC number        811-1677
                JH fund number    419

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

     o    Retirement and other benefit plans and their participants

     o    Rollover assets for participants whose plans are invested in the fund

     o    Endowment funds and foundations

     o Any state, county or city, or its instrumentality, department, authority or agency

     o Accounts registered to insurance companies, trust companies and bank trust departments

     o    Investment companies not affiliated with the adviser

     o Investors who participate in fee-based, wrap and other investment platform programs

     o    Any entity that is considered a corporation for tax purposes

     o Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds


--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2    Determine if you are eligible, by referring to "Who Can Buy Shares".

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. ("Signature Services"), the fund's transfer agent, at 1-888-972-8696.

5    Make your initial investment using the table on the next page.

6    Important information about opening a new account
     To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
     Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

     For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and other information that will allow Signature Services to identify you. You may also be asked to provide information that may help to establish your identity.

     For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the accounts such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

Additional payments to financial intermediaries
Shares of the fund are primarily sold through financial intermediaries (firms) such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

o    directly, by the payment of sales commissions, if any;

o    indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. John Hancock Funds, LLC, the fund's distributor, agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, investment adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction processing service or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

6  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Opening an account

--------------------------------------------------------------------------------
By check
--------------------------------------------------------------------------------
[Graphic]

o Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

o Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------
[Graphic]

o Call your financial representative or Signature Services to request an exchange.

o You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

--------------------------------------------------------------------------------
By wire
--------------------------------------------------------------------------------
[Graphic]

o Deliver your completed application to your financial representative, or mail it to Signature Services.

o Obtain your account number by calling your financial representative or Signature Services.

o    Obtain wiring instructions by calling Signature Services at 1-888-972-8696.

Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------
[Graphic]

See "By exchange" and "By wire."



Adding to an account

--------------------------------------------------------------------------------
By check
--------------------------------------------------------------------------------
[Graphic]

o Make out a check for the investment amount, payable to "John Hancock Signature Services, Inc."

o If your account has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name(s), your share class, your account number and the name(s) in which the account is registered.

o Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------
[Graphic]

o Call your financial representative or Signature Services to request an exchange.

o You may only exchange for shares of other institutional funds, Class I shares or Money Market Fund Class A shares.

--------------------------------------------------------------------------------
By wire
--------------------------------------------------------------------------------
[Graphic]

o    Obtain wiring instructions by calling Signature Services at 1-888-972-8696.

o    Instruct your bank to wire the amount of your investment.

Specify the fund name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------
[Graphic]

o Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

o Complete the "To Purchase, Exchange or Redeem Shares via Telephone" and "Bank Information" section on your account application.

o Call Signature Services between 8:30 A.M. and 5:00 P.M. Eastern Time on most business days to verify that these features are in place on your account.

o Call your financial representative or Signature Services with the fund name(s), your share class, your account number, the name(s) in which the account is registered and the amount of your investment.


Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.


To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional Investor Services."

YOUR ACCOUNT  7

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By letter
--------------------------------------------------------------------------------
[Graphic]

o    Sales of any amount.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------
[Graphic]

Amounts up to $100,000:

o    Most accounts.



Amounts up to $5 million:

o Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

--------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
--------------------------------------------------------------------------------
[Graphic]

o    Requests by letter to sell any amount.

o Qualified requests by phone to sell up to $5 million (accounts with telephone redemption privileges).

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------
[Graphic]

o    Sales of any amount.





To sell some or all of your shares

--------------------------------------------------------------------------------
By letter
--------------------------------------------------------------------------------
[Graphic]

o Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

o Include all signatures and any additional documents that may be required (see next page).

o    Mail the materials to Signature Services.

o    A check or wire will be sent according to your letter of instruction.

o Certain requests will require a Medallion signature guarantee. Please refer to "Selling shares in writing" on the next page.

--------------------------------------------------------------------------------
By phone
--------------------------------------------------------------------------------
[Graphic]

o Redemption proceeds of up to $100,000 may be sent by wire or check. A check will be mailed to the exact name(s) and address on the account.

o To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 A.M. and 5:00 P.M. Eastern Time on most business days or your financial representative.

o Redemption proceeds exceeding $100,000 must be wired to your designated bank account.

o Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to "Selling shares in writing" on the next page.

--------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
--------------------------------------------------------------------------------
[Graphic]

o To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call Signature Services.

o    Amounts of $5 million or more will be wired on the next business day.

o Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

--------------------------------------------------------------------------------
By exchange
--------------------------------------------------------------------------------
[Graphic]

o Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Signature Services.

o You may only exchange for shares of other Institutional funds, Class I shares or Money Market Class A shares.

o Call your financial representative or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services."

8 OUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days.

o you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock).

o You are selling more than $5 million worth of shares from the fol-lowing types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller
--------------------------------------------------------------------------------

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).

Owners of corporate, sole proprietorship, general partner or association accounts.

Owners or trustees of trust accounts.

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).

Executors of shareholder estates.

Administrators, conservators, guardians and other sellers or account types not listed above.

--------------------------------------------------------------------------------
Requirements for written requests                                    [Graphic]
--------------------------------------------------------------------------------

o    Letter of instruction.

o On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

o    Medallion signature guarantee if applicable (see above).


o    Letter of instruction.

o Corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form.

o On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

o    Medallion signature guarantee if applicable (see above).


o    Letter of instruction.

o    On the letter, the signature(s) of the trustee(s).

o Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

o    Medallion signature guarantee if applicable (see above).


o    Letter of instruction signed by surviving tenant.

o    Copy of death certificate.

o    Medallion signature guarantee if applicable (see above).

o    Inheritance tax waiver (if applicable).


o    Letter of instruction signed by executor.

o    Copy of order appointing executor, certified within the past 12 months.

o    Medallion signature guarantee if applicable (see above).

o    Inheritance tax waiver (if applicable).


o    Call 1-888-972-8696 for instructions.

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.

YOUR ACCOUNT  9

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by John Hancock Investment Management Services, LLC (the Adviser), the investment adviser of John Hancock Funds II (the Trust), to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the net as set value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot bu y or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV as described earlier. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Excessive trading The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellation, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchan ge will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account-holder level or the underlying shareholder level.

Exchange limitation policies The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

10 YOUR ACCOUNT

Limitation on exchange activity The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modi-fied for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the finan-cial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o The fund may invest a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

o The fund may invest a material portion of its assets in securities of non-U.S. issuers and may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

o A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under "Valuation of shares" entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

YOUR ACCOUNT  11

Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend investment) that affects your account balance

o    after any changes of name or address of the registered owner(s)

o    in all other circumstances, every quarter

Every year you will also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-888-972-8696.

Fund securities The fund's portfolio securities disclosure policy can be found in the SAI and on the fund's Web site, www.jhfunds.com. The fund's Web site also lists fund holdings. Portfolio holding information is posted on the fund's Web site each month on a one-month lag and is available on the fund's Web site until a fund files its next form N-CSR or Form N-Q with the Securities and Exchange Commission (SEC). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the fund's Web site.

12 YOUR ACCOUNT

Fund details


--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Quantitative All Cap Fund is one fund of the Trust. The Board of Trustees of the Trust oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the investment goal of the Quantitative All Cap Fund without shareholder approval.

                                      ------------
                                      Shareholders
                                      ------------

                       ---------------------------------------------
                              Financial services firms and
                                  their representatives
Distribution and          Advise current and prospective share-
shareholder services     holders on their fund investments, often
                        in the context of an overall financial plan.
                       ---------------------------------------------

-------------------------------------------    -------------------------------------------------
          Principal distributor                                Transfer agent

         John Hancock Funds, LLC                     John Hancock Signature Services, Inc.

 Markets the funds and distributes shares       Handles shareholder services, including record-
through selling brokers, financial planners    keeping and statements, distribution of dividends
   and other financial representatives.             and processing of buy and sell requests.
-------------------------------------------    -------------------------------------------------

-----------------------------   -------------------------------   -----------------------------------------
         Subadvisor                  Investment adviser                          Custodian

   MFC Global Investment           John Hancock Investment          State Street Bank and Trust Company
Management (U.S.A.) Limited        Management Services, LLC                2 Avenue de Lafayette
   200 Bloor Street East              601 Congress Street                     Boston, MA 02111                    Asset
   Toronto, Canada M4W 1E5           Boston, MA 02210-2805                                                      management
                                                                    Holds the fund's assets, settles all
Provides portfolio management   Manages the fund's business and   Portfolio trades and collects most of the
       to the fund.                  investment activities.        valuation data required for calculating
                                                                              each fund's NAV.
-----------------------------   -------------------------------   -----------------------------------------


                                                ----------------------------
                                                          Trustees
                                                Oversee the fund's activites
                                                ----------------------------

FUND DETAILS  13

Investment management John Hancock Investment Management Services, LLC (the Adviser) is the investment adviser to John Hancock Funds II. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Quantitative All Cap Fund.

The Adviser and the subadviser to the Quantitative All Cap Fund are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

Management fee The fund pays the investment adviser a management fee at an estimated effective annual rate of 0.71% of the fund's average daily net assets.

The subadviser MFC Global Investment (U.S.A.) Limited (MFC Global U.S.A.) subadvises the Quantitative All Cap Fund. MFC Global is a corporation subject to the laws of Canada and is an indirect wholly owned subsidiary of MFC and is an affiliate of the Adviser. As of March 31, 2006, MFC Global had total assets under management of approximately $XX billion.

Pursuant to an order received from the SEC, the Adviser, subject to Board approval, is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Trust is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

14 FUND DETAILS

MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the Quantitative All Cap Fund, including a brief summary of their business careers over the past five years. The fund's SAI includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.





Chris Hensen
------------------------------------------------
Vice President and a Senior Portfolio Manager of
 U.S. Equities; joined MFC Global (U.S.A.)
 in 1995.

Brett Hryb
------------------------------------------------
Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.)
 in 1993.

Harpreet Singh
------------------------------------------------
Vice President and Senior Portfolio Manager of
 U.S. Equities; joined MFC Global (U.S.A.)
 in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

15 FUND DETAILS

FINANCIAL HIGHLIGHTS

Financial highlights are not yet available for the funds of John Hancock Funds II which are newly organized.

                                                                FUND DETAILS  16

For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on the Quantitative All Cap Fund:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696
By EASI-Line: 1-800-338-8080
By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov



(C)2006 JOHN HANCOCK FUNDS, LLC                         30IPN           7/06



[Logo]
John Hancock

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

99.(a).1    Agreement  and  Declaration  of Trust  dated June 28,  2005.*

99.(a).2 Amended and Restated Agreement and Declaration of Trust dated August 12, 2005.**

99.(b)      By-laws of the Registrant dated June 28, 2005.*

99.(c)      See Exhibits (a) and (b).

99.(d)      Advisory Agreement and Subadvisory Agreements

99.(d).1    Advisory Agreement.****

99.(d).2 Subadvisory Agreement between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc.****

99.(d).3 Subadvisory Agreement between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc.****

99.(d).4 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. ****

99.(d).5 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC.****

99.(d).6 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc.****

99.(d).7    Form  of  Subadvisory  Agreement  between  John  Hancock  Investment
            Management   Services,   LLC  and  Fidelity  Management  &  Research
            Company.**

99.(d).8 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Franklin Advisers, Inc.****

99.(d).9 Subadvisory Agreement between John Hancock Investment Management Services, LLC and Grantham, May, Van Otterloo & Co. LLC (Growth & Income Fund).****

99.(d).10   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo & Co. LLC (Growth
            Fund).****

99.(d).11   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo & Co. LLC (Growth
            Opportunities Fund).****

99.(d).12   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and   Grantham,   May,   Van  Otterloo  &  Co.  LLC
            (International Stock Fund).****

99.(d).13   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and Grantham,  May, Van Otterloo & Co. LLC (Intrinsic
            Value Fund).****

99.(d).14   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van Otterloo & Co. LLC (Managed
            Fund).****

99.(d).15   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo  & Co.  LLC (U.S.
            Multi-Sector Fund).****

99.(d).16   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Grantham,  May,  Van  Otterloo  & Co. LLC (Value
            Opportunities Fund).****

99.(d).17   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and  Independence  Investment  LLC.****

99.(d).18   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Jennison Associates LLC.****

99.(d).19   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,  LLC and John Hancock Advisers.****

99.(d).20   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Legg Mason Capital Management, Inc.****

99.(d).21   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Lord, Abbett & Co.****

99.(d).22   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Marsico Capital Management, LLC.****

99.(d).23   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Massachusetts Financial Services Company.****

99.(d).24   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  Mercury   Advisors  (Fund  Asset   Management,
            L.P.).****

99.(d).25   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  MFC  Global  Investment   Management  (U.S.A.)
            Limited.****

99.(d).26   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  Morgan  Stanley  Investment   Management  (Van
            Kampen).****

99.(d).27   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Munder Capital Management.****

99.(d).28   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Pacific Investment Management Company.****

99.(d).29   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Pzena Investment Management, LLC.****

99.(d).30   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Salomon Brothers Asset Management Inc.****

99.(d).31   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and SSgA Funds Management, Inc.****

99.(d).32   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Sustainable Growth Advisers, L.P. ****

99.(d).33   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and T. Rowe Price Associates, Inc.****

99.(d).34   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Templeton Global Advisors Limited.****

99.(d).35   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Templeton Investment Counsel, Inc.****

99.(d).36   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and UBS Global Asset Management.****

99.(d).37   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services,   LLC  and  United  States  Trust  Company,   N.A.,  Asset
            Management   Division  and  U.S. Trust  New  York  Asset  Management
            Division.****

99.(d).38   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Wellington Management Company, LLP.****

99.(d).39   Subadvisory  Agreement  between John Hancock  Investment  Management
            Services, LLC and Wells Capital Management, Inc.****

99.(d).40   Transfer  Agreement  on behalf of Active Bond and  Strategic  Income
            Funds transferring John Hancock Advisers, LLC's ("JHA") rights and obligations under the Subadvisory Agreement between John Hancock
            Investment  Management  Services,  LLC  and JHA to  Sovereign  Asset
            Management LLC.*****

99.(e)      Distribution Agreement between Registrant and John Hancock Funds,
            LLC.****

99.(f)      Not Applicable

99.(g)      Custodian Agreement***

99.(h)      Other Material Contracts

99.(h).1    Master Transfer Agency and Service Agreement.****

99.(h).2    Expense Limitation Agreement.****

99.(h).3    Form of Class R3 Service Plan***

99.(h).4    Form of Class R4 Service Plan***

99.(h).5    Form of Class R5 Service Plan***

99.(i)      Opinion and Consent of Counsel.+

99.(j)      Auditor's Consent.+

99.(k)      Not Applicable

99.(l)      Not Applicable

99.(m)      Plan of Distribution pursuant to Rule 12b-1

99.(m).1 Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares.****

99.(m).2 Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares.****

99.(m).3 Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares.****

99.(m).4 Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares.****

99.(m).5 Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares.****

99.(m).6 Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares.****

99.(m).7 Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares.****

99.(m).8 Plan of Distribution pursuant to Rule 12b-1 relating to Class R4 Shares.****

99.(n)      Amended Multiple Class Plan pursuant to Rule 18f-3.+

99.(o)      Not Applicable

99.(p) Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

99.(p).1    Code of Ethics for John Hancock Funds II.**

99.(p).2    Code of  Ethics  for John  Hancock  Investment  Management  Services
            LLC.**

99.(p).3    Code of Ethics for A I M Capital Management, Inc.+

99.(p).4    Code of Ethics for American Century.+

99.(p).5    Code of Ethics for Davis Selected Advisors, L.P.+

99.(p).6    Code of Ethics for Declaration Management & Research LLC.+

99.(p).7    Code of Ethics for Deutsche Asset Management, Inc. (Global).+

99.(p).8    Code of Ethics for Deutsche Asset Management, Inc. (U.S.).+

99.(p).9    Code of Ethics for Dimensional Fund Advisors, Inc.+

99.(p).10   Code of Ethics for Fidelity Management & Research Company .+

99.(p).11   Code of Ethics for Franklin Templeton.+

99.(p).12   Code of  Ethics  and  Code of  Conduct  for Fund  Asset  Management,
            L.P.(Mercury Advisors)(Merrill Lynch Investment Managers).+

99.(p).13   Code of Ethics for Grantham,  Mayo,  Van Otterloo & Co. LLC.+

99.(p).14   Code of Ethics for Independence Investment LLC.+

99.(p).15   Code of Ethics for Jennison Associates LLC.+

99.(p).16   Code of Ethics for John Hancock Advisers.**

99.(p).17   Code of Ethics for Legg Mason Funds Management, Inc.+

99.(p).18   Code of Ethics for Lord, Abbett & Co.+

99.(p).19   Code  of  Ethics  for  MFC  Global  Investment  Management  (U.S.A.)
            Limited.+

99.(p).20   Code of Ethics for Marsico Capital Management, LLC.+

99.(p).21   Code of Ethics for Massachusetts Financial Services Company.+

99.(p).22   Code  of  Ethics  for  Morgan  Stanley  Investment  Management  (Van
            Kampen).+

99.(p).23   Code of Ethics for Munder Capital Management.+

99.(p).24   Code of Ethics for Pacific Investment Management Company.+

99.(p).25   Code of Ethics for Pzena Investment Management, LLC. +

99.(p).26   Code of Ethics for RCM Capital Management. +

99.(p).27   Code of Ethics for RiverSource  Investments(Ameriprise):  Investment
            Access. +

99.(p).28   Code  of  Ethics  for  RiverSource  Investments(Ameriprise):  Retail
            Access. +

99.(p).29   Code of Ethics for Salomon  Brothers  (Citigroup)  Asset  Management
            Inc.+

99.(p).30   Code of Ethics for SSgA Funds Management, Inc.+

99.(p).31   Code of Ethics for Sovereign Asset Management.+

99.(p).32   Code of Ethics for Sustainable Growth Advisers, L.P.+

99.(p).33   Code of Ethics for T. Rowe Price Associates, Inc.+

99.(p).34   Code of Ethics for Templeton Global Advisors Limited.**

99.(p).35   Code of Ethics for Templeton Investment Counsel, Inc.**

99.(p).36   Code of Ethics for UBS Global Asset Management.+

99.(p).37   Code of Ethics for United States Trust Company.+

99.(p).38   Code of Ethics for Wellington Management Company, LLP.+

99.(p).39   Code of Ethics for Wells Capital Management, Inc.+

99.(p).40   Code of Ethics for Western Asset Management.+

99.(q)      Power of Attorney +


* Previously filed electronically with initial registration statement on Form N-1A (file numbers 811-21779 and 333-126293) on June 30, 2005, accession number 0000950135-05-003640.

** Previously filed electronically with pre-effective amendment number 1 (file numbers 811-21779 and 333-126293) on September 30, 2005, accession number 0000950135-05-005616.

*** Previously filed electronically with pre-effective amendment number 2 (file numbers 811-21779 and 333-126293) on October 13, 2005, accession number 0000950135-05-005745.

**** Previously filed electronically with post-effective amendment number 2 (file numbers 811-21779 and 333-126293) on January 10, 2006, accession number 0001010521-06-000023.

***** Previously filed electronically with post-effective amendment number 3 (file numbers 811-21779 and 333-126293) on January 31, 2006, accession number 0001010521-06-000054.

****** Previously filed electronically with post-effective amendment number 4 (file numbers 811-21779 and 333-126293) on February 10, 2006, accession number 0000950135-06-000655.

+ Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Two of the Trust shareholders are:

(i)  John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii) John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA").

John Hancock New York and John Hancock USA hold shares of the Registrant attributable to group annuity contracts in their respective separate accounts that are not registered under the Investment Company Act of 1940. The Lifestyle Portfolios are also shareholders of certain of the non-Lifestyle funds of the Registrant.


                         MANULIFE FINANCIAL CORPORATION
     Corporate Organization List of The Manufacturers Life Insurance Company
                               Active Corporations
                             As Of December 31, 2005

---------------------------------------------------------------- ------- -------- -----------------
                                                                  Legal    % of    Jurisdiction of
Affiliate                                                          ID     Equity    Incorporation
---------------------------------------------------------------- ------- -------- -----------------

---------------------------------------------------------------- ------- -------- -----------------
Manulife Financial Corporation                                    0002      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
  John Hancock Holdings (Delaware) LLC                            0275      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
     John Hancock Financial Services, Inc.                        0003      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
  The Manufacturers Life Insurance Company                        0001      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Bank of Canada                                      0058      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Financial Services Inc.                             0199      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Securities International Ltd.                       0079      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Canada Ltd.                                         0157      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     First North American Insurance Company                       0111      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Equinox Financial Group, Inc.                                0239      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     EIS Insurance Services, Inc.(1)                                         50        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Cantay Holdings Inc.                                         0051      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     Regional Power, Inc.                                         0136     83.5        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Data Services, Inc.                                 0081      100       Barbados
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Capital Inc.                                        0278      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     MSIL Holdings (Canada) Limited                               0289      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     880 Belgrave Way Holdings Ltd.                                         100   British Columbia
---------------------------------------------------------------- ------- -------- -----------------
     6212344 Canada Limited                                       0272      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Enterprise (Alberta) Limited                        0276      100       Alberta
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Enterprise (Bermuda) Limited                        0277      100       Bermuda
---------------------------------------------------------------- ------- -------- -----------------
     1293319 Ontario Inc.                                         0170      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     3426505 Canada Inc.                                          0161      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     FNA Financial Inc.                                           0115      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
       Elliot & Page Limited                                      0116      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     NAL Resources Limited                                        0117      100       Alberta
---------------------------------------------------------------- ------- -------- -----------------
     NAL Resources Management Limited                             0120      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     2015500 Ontario Inc.                                         0154      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     NALC Holdings Inc.(2)                                        0103       50       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     2015401 Ontario Inc.                                         0140      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     2024385 Ontario Inc.                                         0153      100       Ontario
---------------------------------------------------------------- ------- -------- -----------------
     Cavalier Cable, Inc.(3)                                                 78       Delaware
---------------------------------------------------------------- ------- -------- -----------------
     MFC Global Investment Management (U.S.A.) Limited            0156      100        Canada
---------------------------------------------------------------- ------- -------- -----------------
     MFC Global Fund Management (Europe) Limited                            100       England
---------------------------------------------------------------- ------- -------- -----------------
         MFC Global Investment Management (Europe) Limited        0064      100       England
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Holdings (Alberta) Limited                          0201      100       Alberta
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Holdings (Delaware) LLC                           0205      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
         The Manufacturers Investment Corporation                 0087      100       Michigan
---------------------------------------------------------------- ------- -------- -----------------
           Manulife Reinsurance Limited                           0067      100       Bermuda
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Reinsurance (Bermuda) Limited               0203      100       Bermuda
---------------------------------------------------------------- ------- -------- -----------------
           John Hancock Life Insurance Company (U.S.A.)           0019      100       Michigan
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Service Corporation                         0007      100       Colorado
---------------------------------------------------------------- ------- -------- -----------------
             John Hancock Distributors LLC                        0005      100       Delaware
---------------------------------------------------------------- ------- -------- -----------------
             John Hancock Investment Management Services, LLC(4)  0097       57       Delaware
---------------------------------------------------------------- ------- -------- -----------------

---------------------------------------------------------------- ------- -------- -----------------
                                                                  Legal    % of    Jurisdiction of
Affiliate                                                          ID     Equity    Incorporation
---------------------------------------------------------------- ------- -------- -----------------

---------------------------------------------------------------- ------- -------- -----------------
             John Hancock Life Insurance Company of New York      0094     100        New York
---------------------------------------------------------------- ------- -------- -----------------
             Ennal, Inc.                                          0124     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Avon Long Term Care Leaders LLC                      0158     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Ironside Venture Partners I LLC                      0196     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Ironside Venture Partners II LLC                     0197     100        Delaware
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Leasing Co. LLC                                      80         Delaware
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Europe Ruckversicherungs-Aktiengesellschaft         0138     100        Germany
---------------------------------------------------------------- ------- -------- -----------------
     Manulife Holdings (Bermuda) Limited                          0147     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Management Services Ltd.                          0191     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
       Manufacturers P&C Limited                                  0036     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
       Manufacturers Life Reinsurance Limited                     0049     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
     Manulife (Vietnam) Limited                                   0188     100        Vietnam
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Vietnam Fund Management Company                            100        Vietnam
---------------------------------------------------------------- ------- -------- -----------------
     Manulife (Singapore) Pte. Ltd.                               0014     100       Singapore
---------------------------------------------------------------- ------- -------- -----------------
       John Hancock Ltd.                                                   100       Singapore
---------------------------------------------------------------- ------- -------- -----------------
     The Manufacturers Life Insurance Co. (Phils.), Inc.          0164     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
       FCM Plans, Inc.                                            0155     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Financial Plans, Inc.                             0187     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
    FCM Holdings Inc.                                             0104     100      Philippines
---------------------------------------------------------------- ------- -------- -----------------
    Manulife International Holdings Limited                       0152     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Provident Funds Trust Company Limited             0163     100       Hong Kong
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Asset Management (Asia) Limited                   0078     100        Barbados
---------------------------------------------------------------- ------- -------- -----------------
         Manulife Asset Management (Hong Kong) Limited                     100       Hong Kong
---------------------------------------------------------------- ------- -------- -----------------
         P.T. Manulife Aset Manajemen Indonesia                   0141     85        Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       Manulife (International) Limited                           0028     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
         Manulife-Sinochem Life Insurance Co. Ltd.                0043     51          China
---------------------------------------------------------------- ------- -------- -----------------
     P.T. Asuransi Jiwa Manulife Indonesia                        0042     80        Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       P.T. Bunadaya Sarana Informatika 98 Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       P.T. Asuransi Jiwa Arta Mandiri Prima                      0075    99.75      Indonesia
---------------------------------------------------------------- ------- -------- -----------------
       P.T. Indras Insan Jaya Utama 99.98 Indonesia
---------------------------------------------------------------- ------- -------- -----------------
         P.T. Asuransi Jiwa John Hancock Indonesia                        3.76       Indonesia
---------------------------------------------------------------- ------- -------- -----------------
  6306471 Canada Inc.                                             0282     100         Canada
---------------------------------------------------------------- ------- -------- -----------------
     CDF (Thailand) Limited                                       0287    90.20       Thailand
---------------------------------------------------------------- ------- -------- -----------------
       OQC (Thailand) Limited(4)                                  0288     51         Thailand
---------------------------------------------------------------- ------- -------- -----------------
         Manulife Insurance (Thailand) Public Company Limited(5)  0286    72.54       Thailand
---------------------------------------------------------------- ------- -------- -----------------
  Manulife Technology & Services Sdn Bhd.                         0285     100        Malaysia
---------------------------------------------------------------- ------- -------- -----------------
  6306489 Canada Inc.                                             0283     100         Canada
---------------------------------------------------------------- ------- -------- -----------------
  Manulife Alberta Limited                                        0279     100        Alberta
---------------------------------------------------------------- ------- -------- -----------------
       Manulife European Holdings (Bermuda) Limited               0270     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
         Manulife European Investments (Luxembourg) S.a.r.l.      0271     100       Luxembourg
---------------------------------------------------------------- ------- -------- -----------------
           Manulife Hungary Holdings Limited(6)                   0149     99         Hungary
---------------------------------------------------------------- ------- -------- -----------------
  MLI Resources Inc.                                              0193     100        Alberta
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Life Insurance Company(7)                         0180     35          Japan
---------------------------------------------------------------- ------- -------- -----------------
         MFC Global Investment Management (Japan) Limited         0208     100         Japan
---------------------------------------------------------------- ------- -------- -----------------
       Manulife Century Investments (Bermuda) Limited             0172     100        Bermuda
---------------------------------------------------------------- ------- -------- -----------------
         Manulife Century Investments (Luxembourg) S.A.           0173     100       Luxembourg
---------------------------------------------------------------- ------- -------- -----------------
           Manulife Century Investments (Netherlands) B.V.        0174     100      Netherlands
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Premium Collection Co. Ltd.                 0178
---------------------------------------------------------------- ------- -------- -----------------
             Y.K. Manulife Properties Japan                       0142     100         Japan
---------------------------------------------------------------- ------- -------- -----------------
             Manulife Century Holdings (Netherlands) B.V.         0195     100      Netherlands
---------------------------------------------------------------- ------- -------- -----------------

----------------------------------
(1)  50% of EIS Insurance Services, Inc. is owned by Equinox Financial Group,
     Inc.
(2)  50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.
(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).
(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.
(4)  49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.
(5) 24.97% of Manulife Insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company
(6)  1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.
(7) 32.49% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.

ITEM 25. INDEMNIFICATION

The Registrant's Amended and Restated Declaration of Trust filed previously contains, and the Distribution Agreement filed herewith contains, provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

See "Fund Details" in the Prospectuses and "Investment Management Agreements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series, John Hancock Municipal Securities Trust, John Hancock World and John Hancock Funds III.

(b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

NAME AND PRINCIPAL BUSINESS    POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
         ADDRESS                     UNDERWRITER                WITH REGISTRANT
James R. Boyle                   Chairman and Director             Trustee
601 Congress Street
Boston, Massachusetts 02210

Keith F. Hartstein             Director, President and Chief       President
601 Congress Street                 Executive Officer
Boston, Massachusetts 02210

John G. Vrysen               Director, Executive Vice President Chief Financial
601 Congress Street             and Chief Financial Officer        Officer
Boston, Massachusetts 02210

Michael Mahoney                  Chief Compliance Officer          None
601 Congress Street
Boston, Massachusetts 02210

Peter Copestake                       Treasurer                    None
601 Congress Street
Boston, Massachusetts 02210

John T. Litzow                   Senior Vice President             None
601 Congress Street
Boston, Massachusetts 02210

Jeffery H. Long                Vice President, Controller          None
601 Congress Street              and Assistant Treasurer
Boston, Massachusetts 02210

Andrew G. Arnott                      Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Arthur E. Creel                       Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Carey Hoch                            Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Kristine McManus                      Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Daniel Rollins                     Second Vice President           None
601 Congress Street
Boston, Massachusetts 02210

Karen F. Walsh                        Vice President               None
601 Congress Street
Boston, Massachusetts 02210

Kelly A. Conway                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

David Hayter                          Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Cathy Hopkinson                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

William H. King                       Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Wayne Zuk                             Assistant Treasurer          None
601 Congress Street
Boston, Massachusetts 02210

Alfred P. Ouellette               AVP, Senior Counsel and          None
601 Congress Street                 Assistant Secretary
Boston, Massachusetts 02210

Joyce K. Mahoney                     Assistant Secretary           None
601 Congress Street
Boston, Massachusetts 02210

         (c)  None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02210,

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

By A I M Capital Management, Inc., the investment subadviser to the Mid Cap Core, All Cap Growth and Small Company Growth Funds, at its offices at 11 Greenway Plaza, Houston, Texas, 77046,

By American Century Investment Management, Inc., the investment adviser to the Small Company Fund and the Vista Fund, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By Davis Selected Advisers, LP, the investment adviser to the Financial Services and Fundamental Value Funds, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Declaration Management & Research LLC, the investment adviser to the Bond Index and Short-Term Bond Funds, at its offices at 1650 Tysons Blvd., McLean, VA 22102.

By Deutsche Asset Management, Inc., the investment adviser to the All Cap Core, Dynamic Growth, Real Estate Securities and Global Real Estate Funds, at its offices at 345 Park Avenue, New York, New York 10154.

By Dimensional Fund Advisors Inc., the investment adviser to the International Small Company Fund, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.

By Fidelity Management & Research Company, the investment subadviser to the Large Cap Growth Fund, at its offices at 82 Devonshire Street, Boston, MA 02109,

By Fund Asset Management, LP/Mercury Advisors, the investment adviser to the Large Cap Value Fund, at its offices at Merrill Lynch Investment Managers at 800 Scudder Mill Road, Plainsboro, NJ 08536.

By Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser to the Growth, Growth & Income, International Growth, International Stock, Intrinsic Value, Managed, U.S. Multi Sector, Growth Opportunities and Value Opportinities Funds, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.

By Independence Investment LLC, the investment adviser to the Small Cap Fund, at its offices at 53 State Street, Boston, Massachusetts 02109.

By Jennison Associates LLC, the investment adviser to the Capital Appreciation Fund, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Legg Mason Capital Management, Inc., the investment adviser to the Core Equity Fund, at its offices at 100 Light Street, Baltimore, Maryland 21202.

By Lord Abbett & Co., the investment adviser to the Mid Cap Value and All Cap Value Funds, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Marsico Capital Management, LLC , the investment adviser for the International Opportunities Fund, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Massachusetts Financial Services Company, the investment adviser to the Strategic Value and Utilities Funds, at its offices at 500 Boylston Street, Boston, MA 02116.

By MFC Global Investment Management (U.S.A.) Limited, the investment subadviser to the Quantitative Mid Cap, Quantitative All Cap, Quantitative Value, Emerging Growth, Pacific Rim, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index and Money Market Funds, and the Lifestyle and Absolute Return
Portfolios, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5,

By Morgan Stanley Asset Management Inc., the investment subadviser of the Value Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020,

By Munder Capital Management, the investment adviser to the Small Cap Opportunities Fund, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Pacific Investment Management Company, the investment subadviser to the Real Return Bond, Global Bond and Total Return Funds, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660,

By Pzena Investment Management, LLC, the investment adviser to the Classic Value Fund, at its offices at 120 West 45th Street, New York, NY 10036.

By RCM Capital Management LLC, the investment adviser to the Emerging Small Company Fund, at its offices at Four Embarcadero Center, San Francisco, CA 94111.

By RiverSource Investments, LLC, the investment adviser to the Mid Cap Value Equity Fund, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

By Salomon Brothers Asset Management Inc, the investment subadviser to the Special Value Fund, at its offices at 7 World Trade Center, New York, New York 10048,

By Sovereign Asset Management LLC, the investment adviser to the Active Bond, High Income and Strategic Income Funds, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603

By SSgA Funds Management, Inc., the investment adviser to the International Equity Index Fund, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Sustainable Growth Advisers, L.P., the investment adviser to the U.S. Global Leaders Growth Fund, at its offices at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019.

By T. Rowe Price Associates, Inc., the investment subadviser to the Small Company Value, Health Sciences, Blue Chip Growth, Science & Technology, Spectrum Income, Real Estate Equity and Equity-Income Funds, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

By Templeton Global Advisers Limited, the investment subadviser to the Global Fund, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.

By  Templeton   Investment   Counsel,   Inc.,  the   investment   subadviser  to
International Value and International Small Cap Funds, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

By U.S. Trust Company, the investment adviser to the Value & Restructuring Fund, at its offices at 114 W. 47th Street, New York, NY 10036.

By UBS Global Asset Management, the investment adviser to the Global Allocation and Large Cap Funds, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.

By Wellington Management Company, LLP, the investment subadviser to the Natural Resources Trust, Mid Cap Stock, Small Cap Value, Small Cap Growth Fund and Investment Quality Bond Funds, at its offices at 75 State Street, Boston, Massachusetts 02109,

By Wells Capital Management Incorporated, the investment adviser to the Core Bond and the U.S. High Yield Bond Funds, at its offices at 525 Market St., San Francisco, California.

By Western Asset Management, the investment adviser to the High Yield, Strategic Bond and U.S. Government Securities Funds, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act ("Securities Act") and the Investment Company Act, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 24th day of May, 2006.

                                          JOHN HANCOCK FUNDS II


                                          By:   /s/Keith F. Hartstein
                                                ---------------------
                                                Keith F. Hartstein
                                                President

     Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                            TITLE                               DATE


/s/Keith F. Hartstein                President                           May 24, 2006
---------------------
Keith F. Hartstein



/s/John G. Vrysen                    Chief Financial Officer             May 24, 2006
-----------------
John G. Vrysen


         *                           Trustee                             May 24, 2006
-------------------
Charles L. Bardelis


         *                           Trustee                             May 24, 2006
-------------------
James R. Boyle


         *                           Trustee                             May 24, 2006
-------------------
Peter S. Burgess


         *                           Trustee                             May 24, 2006
-------------------
Elizabeth G. Cook


         *                           Trustee                             May 24, 2006
---------------------
William H. Cunningham


         *                           Trustee                             May 24, 2006
---------------------
Charles L.Ladner


         *                           Trustee                             May 24, 2006
---------------------
Hassell H. McClellan


         *                           Trustee                             May 24, 2006
---------------------
James M. Oates

* By Power of Attorney (filed herewith)


JOHN HANCOCK FUNDS II

By:       /s/George M. Boyd
          -------------
Name:     George M. Boyd
Title:    Assistant Secretary

                              John Hancock Funds II

                                POWER OF ATTORNEY

     I do hereby constitute and appoint George Boyd, John J. Danello, Betsy Anne Seel, Gordon M. Shone, Bruce Speca, John Vrysen, or any one of them, my true and lawful attorneys to execute registration statements to be filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended (the "1933 Act") and/or the Investment Company Act of 1940, as amended (the "1940 Act"), and to do any and all acts and things and to execute any and all instruments for me and in my name in the capacities indicated below, which said attorneys, or any of them, may deem necessary or advisable to enable John Hancock Funds II (the "Trust") to comply with the 1933 Act and the 1940 Act, and any rules, regulations and requirements of the SEC, in connection with such registration statements, including specifically, but without limitation, power and authority to sign for me in the capacity indicated below, post-effective amendments to the Trust's registration statement on Form N-1A (File Nos. 333-126293, 811-21779); and I do hereby ratify and confirm all that the said attorneys, or any of them, shall do or cause to be done by virtue of this power of attorney.


SIGNATURE                                   TITLE                          DATE
---------                                   -----                          ----

/s/ Charles L. Bardelis                     Trustee                        *
Charles L. Bardelis

/s/ James R. Boyle                          Trustee                        *
James R. Boyle

/s/ Peter S. Burgess                        Trustee                        *
Peter S. Burgess

/s/ Elizabeth G. Cook                       Trustee                        *
Elizabeth G. Cook

/s/ William H. Cunningham                   Trustee                        *
William H. Cunningham

/s/ Charles L.Ladner                        Trustee                        *
Charles L.Ladner

/s/ Hassell H. McClellan                    Trustee                        *
Hassell H. McClellan

/s/ John M. Oates                           Trustee                        *
John M. Oates


* March 30, 2006